Changes in Carrying Amount of Wireless Licenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Indefinite-lived Intangible Assets [Line Items]
Beginning balance	$ 86,575
Capitalized interest on wireless licenses	704	$ 584	$ 376
Ending balance	86,673	86,575
Wireless Licenses
Indefinite-lived Intangible Assets [Line Items]
Beginning balance	86,575	75,341
Acquisitions (Note 2)	28	10,474
Capitalized interest on wireless licenses	506	389
Reclassifications, adjustments and other	(436)	371
Ending balance	$ 86,673	$ 86,575	$ 75,341